UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 31, 2002
                                                 ----------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                 ----------------------------
         This Amendment  (Check only one.):      [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  ----------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  ----------------------------------------------------
                       One Pacific Place, Suite 600
                  ----------------------------------------------------
                       1125 South 103 Street
                  ----------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  ----------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  ----------------------------------------------------
Title:                 President
                  ----------------------------------------------------
Phone:                 402-391-1980
                  ----------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz         Omaha, Nebraska             May 8, 2002
-------------------------    -------------------------    -------------
  Signature                    City, State                 Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                                ---------------------

Form 13F Information Table Entry Total:            74
                                                ---------------------

Form 13F Information Table Value Total:         $6,689,077
                                                ---------------------
                                                         (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY
13F FILE NO. 28-3062

                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
           COLUMN 1                             COLUMN 4            COLUMN 5         COLUMN 6      COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                 VALUE         SHRS OR  SH/ PUT/    INVESTMENT      OTHER          VOTING
        NAME OF ISSUER                         (x$1000)        PRN AMT  PRN CALL    DISCRETION     MANAGERS        AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------


LORAL SPACE & COMMUNICATIONS                      5,454            2,536,900 SH        Sole          N/A            Sole
AT&T CORP                                       210,697           13,420,200 SH        Sole          N/A            Sole
AT&T WIRELESS SVCS INC                           38,652            4,318,619 SH        Sole          N/A            Sole
ADELPHIA BUSINESS SOLUTIONS                         178            4,461,998 SH        Sole          N/A            Sole
ADELPHIA COMMUNICATIONS CORP                    136,441            9,157,111 SH        Sole          N/A           Shared
ALLTEL CORP                                     212,018            3,816,700 SH        Sole          N/A           Shared
AMERICAN EXPRESS CO                              22,692              554,000 SH        Sole          N/A            Sole
AMERICREDIT CORP                                 19,246              506,600 SH        Sole          N/A            Sole
ARCHSTONE SMITH TR                               86,012            3,210,605 SH        Sole          N/A           Shared
ASTORIA FINL CORP                                15,771              542,900 SH        Sole          N/A            Sole
BERKSHIRE HATHAWAY INC DEL                      177,750                2,500 SH        Sole          N/A           Shared
BERKSHIRE HATHAWAY INC DEL                      251,386              106,115 SH        Sole          N/A            Sole
BIG LOTS INC                                     51,863            3,691,300 SH        Sole          N/A            Sole
CAPITAL AUTOMOTIVE REIT                          47,527            2,066,400 SH        Sole          N/A            Sole
CAPITAL ONE FINL CORP                            27,705              433,900 SH        Sole          N/A            Sole
CATELLUS DEV CORP                               123,718            6,289,700 SH        Sole          N/A            Sole
CENTENNIAL COMMUNCTNS CORP N                      9,197            2,554,827 SH        Sole          N/A            Sole
CHARTER COMMUNICATIONS INC D                    188,361           16,683,900 SH        Sole          N/A           Shared
CITIZENS COMMUNICATIONS CO                      293,894           27,339,000 SH        Sole          N/A           Shared
COMCAST CORP                                     97,314            3,060,200 SH        Sole          N/A           Shared
CORECOMM LTD NEW                                     68              677,375 SH        Sole          N/A            Sole
COSTAR GROUP INC                                  1,787               78,500 SH        Sole          N/A            Sole
COUNTRYWIDE CR INDS INC DEL                     185,171            4,137,900 SH        Sole          N/A            Sole
DAILY JOURNAL CORP                                3,272              114,800 SH        Sole          N/A            Sole
DISNEY WALT CO                                   31,735            1,375,000 SH        Sole          N/A            Sole
EQUITY OFFICE PROPERTIES TRU                      2,099               70,000 SH        Sole          N/A           Shared
EXTENDED STAY AMER INC                           47,269            2,716,600 SH        Sole          N/A            Sole
FEDERAL HOME LN MTG CORP                          4,911               77,500 SH        Sole          N/A            Sole
FEDERAL NATL MTG ASSN                             8,100              101,400 SH        Sole          N/A            Sole
FOREST CITY ENTERPRISES INC                      45,133            1,187,700 SH        Sole          N/A            Sole
GABELLI GLOBAL MULTIMEDIA TR                      1,648              183,118 SH        Sole          N/A            Sole
GOLDEN ST BANCORP INC                           228,868            7,708,600 SH        Sole          N/A           Shared
GREENPOINT FINL CORP                            212,019            4,851,700 SH        Sole          N/A            Sole
HANOVER CAP MTG HLDGS INC                         6,712              776,000 SH        Sole          N/A            Sole
HARRAHS ENTMT INC                                13,278              300,000 SH        Sole          N/A            Sole
HILTON HOTELS CORP                              276,432           19,330,900 SH        Sole          N/A           Shared
HOST MARRIOTT CORP NEW                          322,742           27,007,700 SH        Sole          N/A           Shared
IMPERIAL CR INDS INC                                422            7,025,500 SH        Sole          N/A            Sole
INSIGHT COMMUNICATIONS INC                      146,291            6,982,875 SH        Sole          N/A           Shared
INSURANCE AUTO AUCTIONS INC                      22,472            1,342,400 SH        Sole          N/A            Sole
INTELLIGENT SYS CORP NEW                          1,385              461,766 SH        Sole          N/A            Sole
LABOR READY INC                                  26,378            3,381,800 SH        Sole          N/A            Sole
LEVEL 3 COMMUNICATIONS INC                        7,268            2,041,700 SH        Sole          N/A            Sole
LIBERTY MEDIA CORP NEW                          524,460           41,492,080 SH        Sole          N/A           Shared
LINCARE HLDGS INC                                12,128              447,200 SH        Sole          N/A            Sole
LYNCH CORP                                          921               55,000 SH        Sole          N/A            Sole
LYNCH INTERACTIVE CORP                            4,532              103,000 SH        Sole          N/A            Sole
MAIL-WELL INC                                    81,829           13,030,100 SH        Sole          N/A           Shared
NORTH FORK BANCORPORATION NY                     35,560            1,000,000 SH        Sole          N/A            Sole
NOVASTAR FINL INC                                86,237            4,587,062 SH        Sole          N/A            Sole
ORBITAL SCIENCES CORP                             8,609            1,642,900 SH        Sole          N/A            Sole
PMI GROUP INC                                        23                  300 SH        Sole          N/A            Sole
PAPA JOHNS INTL INC                               8,568              307,300 SH        Sole          N/A            Sole
PARK PL ENTMT CORP                              361,878           34,301,200 SH        Sole          N/A           Shared
QUANEX CORP                                      15,024              423,200 SH        Sole          N/A            Sole


------------------------------------------------------------------------------------------------------------------------------------
           COLUMN 1                            COLUMN 4             COLUMN 5         COLUMN 6      COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                VALUE           SHRS OR  SH/ PUT/    INVESTMENT      OTHER          VOTING
        NAME OF ISSUER                         (x$1000)         PRN AMT  PRN CALL    DISCRETION     MANAGERS        AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------


QWEST COMMUNICATIONS INTL INC                   364,801           44,379,700 SH        Sole          N/A           Shared
REDWOOD TR INC                                   77,908            2,861,116 SH        Sole          N/A            Sole
REDWOOD TR INC                                    3,524              114,600 PRN       Sole          N/A            Sole
RESOURCE BANCSHARES MTG GROUP                     3,239              169,500 SH        Sole          N/A            Sole
RURAL CELLULAR CORP                               1,608              358,900 SH        Sole          N/A            Sole
SAFEWAY INC                                      74,733            1,660,000 SH        Sole          N/A            Sole
SAVOY PICTURES ENTMT INC                          2,315            2,250,000 PRN       Sole          N/A            Sole
SIX FLAGS INC                                   201,745           11,295,900 SH        Sole          N/A           Shared
SPRINT CORP                                      45,717            2,990,000 SH        Sole          N/A           Shared
TELEPHONE & DATA SYS INC                        241,911            2,741,200 SH        Sole          N/A           Shared
US BANCORP DEL                                  176,339            7,812,999 SH        Sole          N/A           Shared
UNITED STATES CELLULAR CORP                       6,117              149,200 SH        Sole          N/A            Sole
VALASSIS COMMUNICATIONS INC                      94,586            2,448,500 SH        Sole          N/A            Sole
VORNADO RLTY TR                                  55,200            1,250,000 SH        Sole          N/A            Sole
WASHINGTON MUT INC                              274,413            8,282,901 SH        Sole          N/A            Sole
WASHINGTON POST CO                              185,144              305,000 SH        Sole          N/A            Sole
WELLS FARGO & CO NEW                              7,912              160,160 SH        Sole          N/A            Sole
WESTERN RES INC                                 112,814            6,578,100 SH        Sole          N/A            Sole
WESTERN WIRELESS CORP                             7,946              909,200 SH        Sole          N/A            Sole
                                     ---------------------------------------
                                     74       6,689,077          390,790,627
